Financial Instruments - Derivative Financial Instruments and Hedging Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	$ (239)	[1],[2]	$ (702)	[1],[2]
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	(243)	[1],[2]	(704)	[1],[2]
All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Reclassified from OCI into OID	4	[1],[2]	2	[1],[2]
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	(660)	[1],[2]	(1,489)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	(1,059)	[1],[2]	(97)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign currency short-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non - Derivative Financial Instruments Gains/(Losses) Recognized in OCI	940	[1],[2]	(241)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member] | Foreign currency long-term debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non - Derivative Financial Instruments Gains/(Losses) Recognized in OCI	(41)	[1],[2]	(91)	[1],[2]
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	(496)	[1],[2]	(1,054)	[1],[2]
Other Comprehensive Income (Loss) [Member] | All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OCI	(4)	[1],[2]	(6)	[1],[2]
Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(132)	[1],[3],[4]	(434)	[1],[3],[4]
Other Income Expense [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	7	[1],[3],[4]	(1)	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	106	[1],[3],[4]	20	[1],[3],[4]
Other Income Expense [Member] | Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	(260)	[1],[3],[4]	(454)	[1],[3],[4]
Other Income Expense [Member] | All other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Financial Instruments Gains/(Losses) Recognized in OID	$ 15	[1],[3],[4]	$ 1	[1],[3],[4]

[1]	OID = Other (income)/deductions--net, included in the income statement account, Other deductions-net. OCI = Other comprehensive income/(loss), included in the balance sheet account Accumulated other comprehensive loss.
[2]	Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)-derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)--currency translation adjustment and other.
[3]	Also includes gains and losses attributable to the hedged risk in fair value hedged relationships.
[4]	There was no significant ineffectiveness for any of the periods presented.